Organization and Business Description (Tables)	12 Months Ended
Sep. 30, 2022
Accounting Policies [Abstract]
Schedule company’s subsidiaries
Subsidiaries	Date of Incorporation	Jurisdiction of Formation	Percentage of direct/indirect Economic Ownership	Principal Activities

Hong Kong Jintaiyang International Education Holding Group Limited (“Golden Sun Hong Kong”)	June 23, 2017	Hong Kong, PRC	100%	Investment Holding
Zhejiang Golden Sun Education Technology Group Co., Ltd. (“Golden Sun Wenzhou” or “WFOE”, formerly known as “Wenzhou Golden Sun Education Development Co., Ltd”) *	October 24, 2018	PRC	100%	Education and management service
Wenzhou City Ouhai District Yangfushan Culture Tutorial School (“Yangfushan Tutorial”)	May 5, 2008	PRC	100%	Tutorial service
Shanghai Golden Sun Gongyu Education Technology Co., Ltd. (“Gongyu Education”)	September 15, 2017	PRC	100%	Education and management service
Xianjin Technology Development Co., Ltd. (“Xianjin Technology”)	February 20, 2012	PRC	85%	Education service
Shanghai Culture Development Co., Ltd (“Zhouzhi Culture”)	December 11, 2012	PRC	100%	Tutorial service
Hangzhou Jicai Tutorial School Co., Ltd (“Hangzhou Jicai”)*	April 10, 2017	PRC	100%	Tutorial service
Shanghai Yangpu District Jicai Tutorial School (“Shanghai Jicai”)**	March 13, 2001	PRC	100%	Tutorial service
Shanghai Hongkou Practical Foreign Language School (“Hongkou Tutorial”)***	February 6, 2004	PRC	80%	Tutorial service
Wenzhou Lilong Logistics Services Co., Ltd. (“Lilong Logistics”)	December 17, 2019	PRC	100%	Education logistics and accommodation service
Shanghai Qinshang Education Technology Co., Ltd (“Qinshang Education”)	December 12, 2019	PRC	100%	Educational training service

*	On November 25, 2022, WFOE changed the name to Zhejiang Golden Sun Education Technology Group Co., Ltd.

**	Hangzhou Jicai and Shanghai Jicai collectively refer to Jicai School. Shanghai Jicai ceased operation and transferred its existing business to Zhouzhi Culture on October 1, 2021.

***	Hongkou Tutorial ceased operation and transferred its existing business to Xianjin Technology on December 31, 2021.